FINANCIAL INSTRUMENTS AND RISK MANAGEMENT-Fair value estimate (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial assets and liabilities recorded at fair value
FINANCIAL LIABILITIES (Current/Noncurrent)		R$ 6,614
Level 2
Financial assets and liabilities recorded at fair value
FINANCIAL LIABILITIES (Current/Noncurrent)		6,614
Suppliers
Financial assets and liabilities recorded at fair value
FINANCIAL LIABILITIES (Current/Noncurrent)	R$ 49,192,869	69,386,098
Suppliers | Level 2
Financial assets and liabilities recorded at fair value
FINANCIAL LIABILITIES (Current/Noncurrent)	49,192,869	69,386,098
Loans and financing
Financial assets and liabilities recorded at fair value
FINANCIAL LIABILITIES (Current/Noncurrent)	45,121,791	19,442,121
Loans and financing | Level 2
Financial assets and liabilities recorded at fair value
FINANCIAL LIABILITIES (Current/Noncurrent)	45,121,791	19,442,121
Debentures
Financial assets and liabilities recorded at fair value
FINANCIAL ASSETS (Current/Noncurrent)		45,620,428
FINANCIAL LIABILITIES (Current/Noncurrent)	268,022
Debentures | Level 2
Financial assets and liabilities recorded at fair value
FINANCIAL ASSETS (Current/Noncurrent)		45,620,428
FINANCIAL LIABILITIES (Current/Noncurrent)	268,022
Debentures -Banco Amazonia
Financial assets and liabilities recorded at fair value
FINANCIAL ASSETS (Current/Noncurrent)		201,375
FINANCIAL LIABILITIES (Current/Noncurrent)	202,757
Debentures -Banco Amazonia | Level 2
Financial assets and liabilities recorded at fair value
FINANCIAL ASSETS (Current/Noncurrent)		201,375
FINANCIAL LIABILITIES (Current/Noncurrent)	202,757
Reimbursement obligations
Financial assets and liabilities recorded at fair value
FINANCIAL LIABILITIES (Current/Noncurrent)	2,455,176	201,375
Reimbursement obligations | Level 2
Financial assets and liabilities recorded at fair value
FINANCIAL LIABILITIES (Current/Noncurrent)	2,455,176	201,375
Commercial leasing
Financial assets and liabilities recorded at fair value
FINANCIAL LIABILITIES (Current/Noncurrent)	1,077,820	2,683,816
Commercial leasing | Level 2
Financial assets and liabilities recorded at fair value
FINANCIAL LIABILITIES (Current/Noncurrent)	1,077,820	2,683,816
Concessions payable UBP
Financial assets and liabilities recorded at fair value
FINANCIAL LIABILITIES (Current/Noncurrent)	67,303	1,169,504
Concessions payable UBP | Level 2
Financial assets and liabilities recorded at fair value
FINANCIAL LIABILITIES (Current/Noncurrent)	67,303	1,169,504
Financial Liabilities - Generation and Transmission
Financial assets and liabilities recorded at fair value
FINANCIAL LIABILITIES (Current/Noncurrent)		67,479
Financial Liabilities - Generation and Transmission | Level 2
Financial assets and liabilities recorded at fair value
FINANCIAL LIABILITIES (Current/Noncurrent)		67,479
Measured at Fair Value through profit/loss
Financial assets and liabilities recorded at fair value
FINANCIAL LIABILITIES (Current/Noncurrent)	42,060	50,631
Measured at Fair Value through profit/loss | Level 2
Financial assets and liabilities recorded at fair value
FINANCIAL LIABILITIES (Current/Noncurrent)	42,060	50,631
Derivative instruments
Financial assets and liabilities recorded at fair value
FINANCIAL LIABILITIES (Current/Noncurrent)	39,885	44,017
Derivative instruments | Level 2
Financial assets and liabilities recorded at fair value
FINANCIAL LIABILITIES (Current/Noncurrent)	39,885	44,017
Derivative Instruments (Hedge)
Financial assets and liabilities recorded at fair value
FINANCIAL LIABILITIES (Current/Noncurrent)	2,175
Derivative Instruments (Hedge) | Level 2
Financial assets and liabilities recorded at fair value
FINANCIAL LIABILITIES (Current/Noncurrent)	2,175
Cash and cash equivalents
Financial assets and liabilities recorded at fair value
FINANCIAL ASSETS (Current/Noncurrent)	792,252	679,668
Cash and cash equivalents | Level 1
Financial assets and liabilities recorded at fair value
FINANCIAL ASSETS (Current/Noncurrent)		679,668
Cash and cash equivalents | Level 2
Financial assets and liabilities recorded at fair value
FINANCIAL ASSETS (Current/Noncurrent)	792,252
Customers
Financial assets and liabilities recorded at fair value
FINANCIAL ASSETS (Current/Noncurrent)	5,124,744	6,481,303
Customers | Level 2
Financial assets and liabilities recorded at fair value
FINANCIAL ASSETS (Current/Noncurrent)	5,124,744	6,481,303
Loans and financing
Financial assets and liabilities recorded at fair value
FINANCIAL ASSETS (Current/Noncurrent)	10,266,851	13,184,244
Loans and financing | Level 2
Financial assets and liabilities recorded at fair value
FINANCIAL ASSETS (Current/Noncurrent)	10,266,851	13,184,244
Reimbursement rights
Financial assets and liabilities recorded at fair value
FINANCIAL ASSETS (Current/Noncurrent)	8,076,826	9,164,986
Reimbursement rights | Level 3
Financial assets and liabilities recorded at fair value
FINANCIAL ASSETS (Current/Noncurrent)	8,076,826	9,164,986
Financial Asset - Generation and Transmission
Financial assets and liabilities recorded at fair value
FINANCIAL ASSETS (Current/Noncurrent)	16,282,980	13,590,194
Financial Asset - Generation and Transmission | Level 2
Financial assets and liabilities recorded at fair value
FINANCIAL ASSETS (Current/Noncurrent)	16,282,980	13,590,194
Financial Assets - Transmission (RBSE)
Financial assets and liabilities recorded at fair value
FINANCIAL ASSETS (Current/Noncurrent)	38,238,015	36,570,883
Financial Assets - Transmission (RBSE) | Level 2
Financial assets and liabilities recorded at fair value
FINANCIAL ASSETS (Current/Noncurrent)	38,238,015	36,570,883
Financial Asset - Distribution of Parcel CVA
Financial assets and liabilities recorded at fair value
FINANCIAL ASSETS (Current/Noncurrent)	832,013
Financial Asset - Distribution of Parcel CVA | Level 2
Financial assets and liabilities recorded at fair value
FINANCIAL ASSETS (Current/Noncurrent)	832,013
Investments (equity stakes)
Financial assets and liabilities recorded at fair value
FINANCIAL ASSETS (Current/Noncurrent)	1,418,659	1,357,923
Investments (equity stakes) | Level 1
Financial assets and liabilities recorded at fair value
FINANCIAL ASSETS (Current/Noncurrent)	1,418,659	1,357,923
Financial assets - Distribution
Financial assets and liabilities recorded at fair value
FINANCIAL ASSETS (Current/Noncurrent)	2,532,115	4,925,982
Financial assets - Distribution | Level 2
Financial assets and liabilities recorded at fair value
FINANCIAL ASSETS (Current/Noncurrent)	2,532,115	4,925,982
Loans and receivables
Financial assets and liabilities recorded at fair value
FINANCIAL ASSETS (Current/Noncurrent)	79,613,681	79,671,278
Loans and receivables | Level 1
Financial assets and liabilities recorded at fair value
FINANCIAL ASSETS (Current/Noncurrent)		679,668
Loans and receivables | Level 2
Financial assets and liabilities recorded at fair value
FINANCIAL ASSETS (Current/Noncurrent)	71,536,855	69,826,624
Loans and receivables | Level 3
Financial assets and liabilities recorded at fair value
FINANCIAL ASSETS (Current/Noncurrent)	8,076,826	9,164,986
Held to maturity
Financial assets and liabilities recorded at fair value
FINANCIAL ASSETS (Current/Noncurrent)	331,588	246,801
Held to maturity | Level 2
Financial assets and liabilities recorded at fair value
FINANCIAL ASSETS (Current/Noncurrent)	331,588	246,801
Held to maturity | Securities
Financial assets and liabilities recorded at fair value
FINANCIAL ASSETS (Current/Noncurrent)	331,588	246,801
Held to maturity | Securities | Level 2
Financial assets and liabilities recorded at fair value
FINANCIAL ASSETS (Current/Noncurrent)	331,588	246,801
Financial assets available for sale
Financial assets and liabilities recorded at fair value
FINANCIAL ASSETS (Current/Noncurrent)	3,950,774	6,283,905
Financial assets available for sale | Level 1
Financial assets and liabilities recorded at fair value
FINANCIAL ASSETS (Current/Noncurrent)	1,418,659	1,357,923
Financial assets available for sale | Level 2
Financial assets and liabilities recorded at fair value
FINANCIAL ASSETS (Current/Noncurrent)		4,925,982
Measured at Fair Value through profit/loss
Financial assets and liabilities recorded at fair value
FINANCIAL ASSETS (Current/Noncurrent)	7,350,863	5,727,185
Measured at Fair Value through profit/loss | Level 2
Financial assets and liabilities recorded at fair value
FINANCIAL ASSETS (Current/Noncurrent)	7,350,863	5,727,185
Measured at Fair Value through profit/loss | Securities
Financial assets and liabilities recorded at fair value
FINANCIAL ASSETS (Current/Noncurrent)	6,924,632	5,498,412
Measured at Fair Value through profit/loss | Securities | Level 2
Financial assets and liabilities recorded at fair value
FINANCIAL ASSETS (Current/Noncurrent)	6,924,632	5,498,412
Derivative instruments
Financial assets and liabilities recorded at fair value
FINANCIAL ASSETS (Current/Noncurrent)	426,231	228,773
Derivative instruments | Level 2
Financial assets and liabilities recorded at fair value
FINANCIAL ASSETS (Current/Noncurrent)	R$ 426,231	R$ 228,773